Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 200,002	$ 79,746	$ 64,398
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	17,160	13,562	12,447
Amortization of intangible assets	0	0	766
Gain from disposal of short-term investments		(169)	(48)
Gain (loss) from disposal of subsidiary		293	(12,409)
Gain from disposal of long-term investments			(473)
Stock-based compensation	19,545	14,589	14,591
Loss on disposal of property and equipment	208	143	22
Impairment of goodwill and intangible assets	0	17,489	15,970
Deferred income taxes	(1,743)	(667)	1,118
Changes in operating assets and liabilities:
Short-term investments		2,391	1,627
Notes and accounts receivable	(92,749)	(7,091)	(18,755)
Inventories	(78,095)	(21,723)	(10,155)
Prepaid expenses and other current assets	1,230	(5,031)	(1,932)
Other assets	35	172	(397)
Notes and accounts payable	36,233	13,848	4,426
Refund liabilities	1,777	(154)	167
Accrued expenses and other current liabilities	26,394	7,328	10,607
Income tax payable	37,315	4,421	(1,698)
Other liabilities	7,386	(1,918)	(2,577)
Net cash provided by operating activities	174,698	117,229	77,695
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of long-term investment	(3,507)	(2,000)
Proceeds from sale of subsidiary			43,968
Proceeds from sale of long-term investment			1,715
Purchase of property and equipment	(24,657)	(19,545)	(11,015)
Net cash provided by (used in) investing activities	(28,164)	(21,545)	34,668
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of bank loan		(50,000)
Proceeds from bank loan		50,000
Dividends paid	(54,039)	(48,901)	(44,029)
Share repurchase	(45,696)	(25,013)	(26,231)
Net cash used in financing activities	(99,735)	(73,914)	(70,260)
NET INCREASE IN CASH, CASH EQUIVALENTS, AND RESTRICTED CASH	46,799	21,770	42,103
EFFECT OF EXCHANGE RATE CHANGES	(487)	(812)	(977)
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, BEGINNING OF YEAR	369,211	348,253	307,127
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF YEAR	415,523	369,211	348,253
SUPPLEMENTAL INFORMATION
Interest paid		11
Income taxes paid	3,523	8,518	5,612
Disposal of FCI
Total consideration			54,129
Other current assets			(245)
Cash and restricted cash disposed			(9,916)
Proceeds from sale of subsidiary			43,968
Non-Cash Investing and Financing Activities:
Unpaid purchase of property and equipment included in accounts payable and accrued liabilities	2,281	2,105	523
Dividend declared included in accrued expenses and accrued liabilities	$ 51,681	$ 36,658	$ 35,906